Discontinued operations - Summary of Net Result From Discounted Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Discontinued Operations [line items]
Net result from discontinued operations		€ 800
Net result from classification as discontinued operations		3
Net result from disposal of discontinued operations	€ 441	(879)
Total net result from discontinued operations (before non-controlling interests)	441	(76)
NN Group [member]
Disclosure of Discontinued Operations [line items]
Net result from discontinued operations		800
Net result from classification as discontinued operations		3
Net result from disposal of discontinued operations	441	(1,202)
Total net result from discontinued operations (before non-controlling interests)	€ 441	(399)
Voya Financial Inc. [member]
Disclosure of Discontinued Operations [line items]
Net result from disposal of discontinued operations		323
Total net result from discontinued operations (before non-controlling interests)		€ 323